Administrative [Member] Investment Strategy - Administrative [Member] - Western Asset Institutional Government Reserves	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The fund is a money market fund that invests exclusively in short-term U.S. government securities, including U.S. Treasuries and securities issued or guaranteed by the U.S. government or its agencies, authorities, instrumentalities or sponsored entities and in repurchase agreements collateralized by government securities. These securities may pay interest at fixed, floating or adjustable rates or may be issued at a discount. U.S. government securities are not necessarily backed by the full faith and credit of the United States. The fund may also hold cash for cash management and defensive purposes. Although the fund invests in U.S. government securities, an investment in the fund is neither insured nor guaranteed by the U.S. government.
The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.
As noted above, the fund invests exclusively in short-term U.S. government securities and in repurchase agreements collateralized by government securities. Therefore, the fund meets the requirement under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), that a government money market fund invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash. In addition, the fund meets the requirement under Rule 35d-1 under the 1940 Act that a fund that includes the term “government” in its name invest, under normal circumstances, at least 80% of its net assets in U.S. government securities and/or repurchase agreements that are collateralized by U.S. government securities. “Government securities” means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing.
As a government money market fund, the fund tries to maintain a share price of $1.00. Pursuant to Rule 2a-7 under the 1940 Act, the fund must follow strict rules as to the quality, liquidity, diversification and maturity of its investments.